SHORT-TERM LOANS (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2022	Sep. 30, 2022	May 31, 2022	Feb. 14, 2022 USD ($)	Feb. 14, 2022 CNY (¥)	May 13, 2021 USD ($)	May 13, 2021 CNY (¥)
Short-Term Debt [Line Items]
Amount borrowed			$ 381,233
LOC from China Construction Bank
Short-Term Debt [Line Items]
Maximum borrowing capacity under the LOC							$ 149,187	¥ 1,000,000	$ 149,187	¥ 1,000,000
Interest rate (as a percent)				3.95%		4.20%			4.2525%	4.2525%
Loan from unrelated individual
Short-Term Debt [Line Items]
Interest rate (as a percent)					4.2525%
Amount borrowed	$ 219,454	¥ 1,471,000